Investment Properties - Summary of Increase (Decrease) in Fair Value (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Opening balance	₺ 980
Closing balance	15,425	₺ 980
Net book amount	15,425	980
Cost [member]
Disclosure of detailed information about investment property [line items]
Opening balance	99,938	165,472
Transfer to property, plant and equipment	45,821	(64,594)
Disposal		(940)
Closing balance	145,759	99,938
Accumulated amortization [member]
Disclosure of detailed information about investment property [line items]
Opening balance	(98,958)	(119,202)
Transfer to property, plant and equipment	(25,765)	22,366
Depreciation and impairment charges during the year	(5,611)	(2,337)
Disposal		215
Other	0	0
Closing balance	₺ (130,334)	₺ (98,958)